Net investment income (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
6. Net investment income
Net gains from financial instruments mandatorily at fair value		£ 510	£ 226		£ 0
Net gains from disposal of debt instruments at fair value through other comprehensive income		502	158		0
Net gains from disposal of financial assets and liabilities measured at amortised cost	[1]	257	38		147
Dividend income		76	91		48
Net(losses)/gains on other investments		(214)	72		30
Net gains on financial instruments designated at fair value		0	0		338
Net gain from disposal of available for sale investments	[2],[3]	0	0		298
Net investment income		1,131	585	[4]	861	[4]
Disclosure of fair value measurement of assets [line items]
Gain (loss) arising from derecognition of financial assets measured at amortised cost	[1]	257	£ 38		£ 147
Debt securities [member]
6. Net investment income
Net gains from disposal of financial assets and liabilities measured at amortised cost		170
Disclosure of fair value measurement of assets [line items]
Gain (loss) arising from derecognition of financial assets measured at amortised cost		£ 170

[1]	Included within the 2019 balance of £ 257 m are gains of £ 170 m relating to the sale of debt securities as part of the Group’s Treasury operations.
[2]	Following the adoption of IFRS 9 in 2018, available for sale classification is no longer applicable.
[3]	Following the adoption of IFRS 9 in 2018, gains or losses on financial assets designated at fair value to eliminate or reduce an accounting mismatch are recognised within net trading income lines.
[4]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1